As filed with the Securities and Exchange Commission on January 10, 1997

                       1933 Act Registration No. 33-68704
                       1940 Act Registration No. 811-8006

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A
                                                                           ___
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        /___/
                                                                           ___
                      Pre-Effective Amendment No.  ___                    /___/
                                                                           ____
                      Post-Effective Amendment No. 14                     /_X_/

                                     and/or

           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT         ____
           OF 1940                                                        /___/
                                                                           ____
                      Amendment No.  16                                   /_X_/

                        (Check appropriate box or boxes)

                        MORGAN GRENFELL INVESTMENT TRUST
               (Exact name of registrant as specified in Charter)
                                885 Third Avenue
                            New York, New York 10022
                    (Address of Principal Executive Offices)

                         Registrant's Telephone Number,
                        including Area Code: 212-230-2600

                                                   Copy to:

James E. Minnick                                   Ernest V. Klein, Esq.
Morgan Grenfell Capital Management, Inc.           Hale and Dorr
885 Third Avenue                                   Sixty State Street
New York, New York  10022                          Boston, Massachusetts  02109
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

     X   on January 16, 1997 pursuant to paragraph (b)(1)(v) of Rule 485
    ---

Registrant has registered an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant filed a Rule 24f-2 Notice for its fiscal year ended October 31, 1996 on December 23, 1996.

This post-effective amendment to the registration statement on Form N-1A of Morgan Grenfell Investment Trust is being filed for the purpose of designating January 16, 1997 as the new effective date for post-effective amendment no. 12 to such registration statement. Post-effective amendment no. 12 was filed with the Securities and Exchange Commission on November 1, 1996 pursuant to paragraph
(a)(1) of Rule 485 under the Securities Act of 1933, as amended.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 9th day of January 1997.

                                     MORGAN GRENFELL INVESTMENT TRUST


                                            By:/s/ Mark G. Arthus
                                               -----------------------
                                               Mark G. Arthus
                                               Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 14 to the Registrant's Registration Statement has been signed by the following persons in the capacities and on the dates indicated:


         Signature                 Title                           Date
         ---------                 -----                           ----

James E. Minnick*                                            )
---------------------
James E. Minnick             Chief Executive Officer         )
                             (Principal Executive            )
                             Officer) and Trustee            )
                                                             )
                                                             )
/s/ John G. Alshefski                                        )   Jan. 9, 1997
---------------------
John G. Alshefski            Treasurer and Chief             )
                             Financial Officer               )
                             (Principal Financial and )
                             Accounting Officer)             )
                                                             )
Paul K. Freeman*                                             )
---------------------
Paul K. Freeman              Trustee                         )
                                                             )
                                                             )
Graham E. Jones*                                             )
---------------------
Graham E. Jones              Trustee                         )

         Signature                  Title                           Date
         ---------                  -----                           ----

William N. Searcy*                                           )
---------------------
William N. Searcy            Trustee                         )
                                                             )
                                                             )
Patrick W. Disney*                                           )
---------------------
Patrick W. Disney            Trustee                         )
                                                             )
                                                             )
Hugh G. Lynch*                                               )
---------------------
Hugh G. Lynch                Trustee                         )
                                                             )
                                                             )
Edward T. Tokar*                                             )
---------------------
Edward T. Tokar              Trustee                         )







------------
                                                        Dated:  January 9, 1997

*By:/s/ Mark G. Arthus
    ------------------
    Mark G. Arthus, Attorney-in-Fact, pursuant to powers of attorney.